FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) - Commodity price risk	12 Months Ended
Dec. 31, 2022 BRL (R$)
Probable (base value)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	R$ 40,418
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	25.00%
Effect on fair value of assets attributable to an increase in measurement input	R$ (31,599)
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	50.00%
Effect on fair value of assets attributable to an increase in measurement input	R$ (65,159)